SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue recognition:
Inventories	$ 695,981	$ 554,070
Net revenues	3,476,495	3,200,583	$ 3,744,512
Electricity
Revenue recognition:
Net revenues	6,628	3,915	$ 4,688
Uncollectable Revenue
Revenue recognition:
Inventories	$ 9,548,000	$ 7,701,000